Related-Party Transactions and Exempt Party-In-Interest Transactions - Additional Information (Details) - EBP 005 - Class B Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	109,496	114,031
Amount of shares held	$ 18,137,384	$ 17,843,183
Purchases of shares	3,020
Purchases amount	$ 1,525,789
Sales amount	$ 3,745,659
Sales of shares	7,555